Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], KRW) In Billions, unless otherwise specified	3 Months Ended
Mar. 20, 2014
MEMC Korea Company [Member]
Subsequent Event [Line Items]
Ownership interest following completion of offering	100.00%
SMP [Member]
Subsequent Event [Line Items]
Ownership interest acquired percent	35.00%
Ownership interest purchase price	140